CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash flow from operating activities
Net income/(loss)	$ (21,475)	$ (5,067)	$ (58,910)	$ 14,115
Items included in net income not affecting cash flows	35,278	28,432	92,502	84,190
Depreciation	26,682	26,468	75,226	70,341
Impairment charges	3,500	0	3,500	7,487
Amortization of debt issuance costs	1,878	1,773	9,549	5,415
(Profit)/loss, sale of vessel	0	0	46	283
Fair value (gain)/loss on derivative financial instruments	(486)	(478)	(1,031)	(1,718)
Compensation related to options and restricted stock	304	904	2,264	4,047
(Gain)/loss purchase of convertible bond	3,589	0	3,589	(1,035)
Share of profit in associated companies	(189)	(235)	(641)	(630)
Income adjusted for non-cash items	13,803	23,365	33,592	98,305
Changes in operating assets and liabilities	(18,169)	(5,812)	(7,926)	(3,888)
Accounts receivable and accrued revenues	(11,622)	(701)	(6,223)	3,259
Capitalized voyage expenses	1,157	0	474	0
Prepaid expenses	(2,320)	298	(4,641)	(194)
Accounts payable and accrued expenses	(1,407)	(2,966)	8,052	7,366
Deferred shipping revenues	(1,352)	435	2	(1,325)
Bunkers, lube oils and consumables	(2,650)	(2,878)	(5,577)	(12,993)
Pension liability	24	0	(14)	0
Net cash provided by/(used in) operating activities	(4,367)	17,553	25,666	94,418
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(5)	(5,864)	(1,714)	(165,688)
Investment in vessels under construction	(58,673)	(9,372)	(165,233)	(115,285)
Sale of vessels	0	0	20,715	66,669
Investment in property, plant and equipment	1	(47)	(84)	(181)
Net cash used in investing activities	(58,677)	(15,282)	(146,316)	(214,485)
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(2,872)	(2,847)	(8,615)	(20,481)
Issuance of long-term debt	50,742	(79)	522,732	200,457
Purchase of convertible bonds	0	0	0	(17,104)
Issuance of convertible bonds	39,346	0	39,346	0
Scheduled repayment of long-term debt	(14,543)	(16,801)	(36,951)	(40,184)
Repayment of long-term debt refinancing	0	0	(377,935)	0
Repayment of long-term debt, sale of vessels	0	0	(8,663)	(25,367)
Net cash provided by/(used in) financing activities	72,673	(19,727)	129,915	97,321
Net increase/(decrease) in cash and cash equivalents	9,630	(17,456)	9,264	(22,747)
Cash and cash equivalents at beginning of period	76,927	104,005	77,292	109,295
Cash and cash equivalents at end of period	86,556	86,549	86,556	86,549
Specification of items included in operating activities:
Interest paid	13,253	9,227	29,246	24,315
Interest received	$ 73	$ 28	$ 224	$ 99